EQUITY (Details) - Schedule of other sundry reserves - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Sundry Reserves Abstract
Higher value for TAM S.A. share exchange	[1]	$ 2,665,692	$ 2,665,692	$ 2,665,692
Reserve for the adjustment to the value of fixed assets	[2]	2,620	2,620	2,620
Transactions with non-controlling interest	[3]	(216,656)	(216,656)	(213,273)
Adjustment to the fair value of the New Convertible Notes	[4]	(3,610,470)
Cost of issuing shares and New Convertible Notes	[5]	(810,279)
Others		(3,558)	(3,558)	(3,020)
Total		$ (1,972,651)	$ 2,448,098	$ 2,452,019

[1]	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.
[2]	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.
[3]	The balance as of December 31, 2022 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS $ (184,135) (see Note 1), (4) and the acquisition of a minority interest in LATAM Airlines Perú S.A through LATAM Airlines Group S.A for an amount of ThUS $ (3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS $ (3,383).
[4]	The adjustment to the fair value of the Convertible Notes issued in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable for ThUS$2,550,306 (see note 26d), gain on the haircut for the financial liabilities for ThUS$420,436 (see note 26e) and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728.
[5]	Corresponds to 20% of the sum of the commitment of new funds of the Backstop Parties under the Series I Convertible Bonds and the New Paid Shares, plus additional costs for extension of the Backstop agreement.